SUBSEQUENT EVENT (Details)		12 Months Ended
	Jan. 01, 2021 segment	Dec. 31, 2020 segment	Dec. 31, 2020 employee
Subsequent Event [Line Items]
Number of reportable segments		2	2
Subsequent Event
Subsequent Event [Line Items]
Number of reportable segments	2